SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

27.                     SEGMENT AND GEOGRAPHIC INFORMATION

In accordance with ASC 280-10, the Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated financial information by brands when making decisions about allocating resources and assessing performance of the Group.  As a result, the Group operates and manages its business as seven operating and reportable segments, namely Audi, FAW-Volkswagen, FAW-Mazda, FAW-Toyota, Shanghai-Volkswagen, GAC-Honda and Chang An-Mazda. The chief operating decision maker uses income or loss from continuing operations to evaluate the performance of each reportable segment.

As substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

The Group’s segment information as of and for the year ended December 31, 2009 is as follows:

		FAW-			Shanghai-	Chang An-
	Audi	Volkswagen	FAW-Mazda	Toyota	Volkswagen	Mazda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues

Sales of automobiles	635,360	620,956	358,933	209,880	148,154	158,120	—	—	2,131,403

Automobile repair and maintenance services	93,820	21,649	34,472	22,583	16,612	9,877	4,070	—	203,083

Other services	774	336	331	611	82	4,587	284	—	7,005

	729,954	642,941	393,736	233,074	164,848	172,584	4,354	—	2,341,491

Cost of goods sold

Sales of automobiles	(577,865)	(570,533)	(346,863)	(195,735)	(137,753)	(146,748)	—	—	(1,975,497)

Automobile repair and maintenance services	(33,554)	(11,181)	(14,020)	(10,241)	(6,986)	(8,164)	(2,286)	—	(86,432)

Other services	—	—	—	(1)	(1)	—	(232)	—	(234)

	(611,419)	(581,714)	(360,883)	(205,977)	(144,740)	(154,912)	(2,518)	—	(2,062,163)

Selling, marketing and distribution expenses	(15,289)	(6,275)	(5,908)	(4,484)	(3,951)	(2,353)	(514)	—	(38,774)

General and administrative expenses	(5,554)	(1,417)	(2,335)	(2,917)	(3,928)	(8,999)	(6,701)	—	(31,851)

Interest income	97	1,667	295	56	29	243	5	—	2,392

Interest expenses	(14,168)	(6,946)	(6,285)	(4,352)	(486)	(1,016)	(35)	—	(33,288)

Other income, net	173	100	578	12	520	—	11	—	1,394

Income tax expenses	(22,679)	(13,175)	(5,650)	(4,169)	(3,164)	(1,033)	(169)	—	(50,039)

Income from continuing operations	61,115	35,181	13,548	11,243	9,128	4,514	(5,567)	—	129,162

Total assets	405,823	410,286	236,865	102,654	147,500	153,832	135,297	(185,468)	1,406,789

Total liabilities	(391,994)	(331,213)	(221,731)	(79,360)	(142,511)	(142,857)	(222)	185,468	(1,124,420)

Capital expenditures	10,255	1,622	1,343	262	1,418	751	1	—	15,652

Depreciation and amortization expenses	4,426	1,822	2,332	714	1,674	525	635	—	12,128

The Group’s segment information as of and for the year ended December 31, 2010 is as follows:

	Audi	FAW- Volkswagen	FAW-Mazda	Toyota	Shanghai- Volkswagen	Chang An- Mazda	Unallocated	Eliminations	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Revenues

Sales of automobiles	937,043	719,370	479,549	324,943	439,402	174,738	—	—	3,075,045

Automobile repair and maintenance services	120,335	33,062	41,944	28,867	25,355	19,804	4,709	—	274,076

Other services	3,746	2,359	2,173	2,000	1,120	2,636	20,514	(20,000)	14,548

	1,061,124	754,791	523,666	355,810	465,877	197,178	25,223	(20,000)	3,363,669

Cost of goods sold

Sales of automobiles	(843,494)	(664,624)	(465,589)	(317,699)	(418,566)	(173,419)	(547)	—	(2,883,938)

Automobile repair and maintenance services	(46,386)	(14,838)	(13,575)	(11,540)	(11,183)	(10,454)	(2,511)	—	(110,487)

Other services	(3)	(200)	(165)	(50)	(54)	(666)	(20,039)	20,000	(1,177)

	(889,883)	(679,662)	(479,329)	(329,289)	(429,803)	(184,539)	(23,097)	20,000	(2,995,602)

Selling, marketing and distribution expenses	(20,120)	(7,013)	(9,260)	(6,032)	(6,494)	(3,067)	(187)	—	(52,173)

General and administrative expenses	(5,561)	(3,482)	(3,497)	(3,283)	(8,037)	(6,346)	(7,618)	—	(37,824)

Interest income	151	628	172	20	13	108	10	—	1,102

Interest expenses	(20,315)	(14,482)	(6,827)	(6,508)	(3,060)	(1,984)	(656)	—	(53,832)

Exchange loss	—	—	—	—	—	—	(3,018)	—	(3,018)

Other income, net	946	512	(5)	45	598	44	4	—	2,144

Income tax expenses	(31,775)	(12,685)	(5,974)	(3,181)	(5,015)	(499)	(3,964)	—	(63,093)

Income from continuing operations	94,567	38,607	18,946	7,582	14,079	895	(13,303)	—	161,373

Total assets	563,666	459,625	232,568	125,429	232,754	121,889	610,668	(130,896)	2,215,703

Total liabilities	(450,562)	(343,859)	(196,463)	(92,457)	(203,626)	(109,924)	(58,190)	(24,169)	(1,479,250)

Capital expenditures	7,078	2,124	655	485	1,870	286	33	—	12,531

Depreciation and amortization expenses	5,515	2,716	2,260	679	1,903	741	98	—	13,912

The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

			FAW-		FAW-				Shanghai-		Chang An-
	Audi		Volkswagen		Mazda		Toyota		Volkswagen		Mazda		GAC-Honda		Unallocated		Eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Revenues
Sales of automobiles	957,338	152,106	521,918	82,924	362,566	57,606	240,151	38,156	426,519	67,767	51,749	8,222	104,174	16,552	335	53	—	—	2,664,750	423,386
Automobile repair and maintenance services	141,623	22,502	43,549	6,919	48,512	7,708	32,969	5,238	25,432	4,041	24,271	3,856	13,872	2,204	3,527	560	—	—	333,755	53,028
Sales of leased automobiles	8,977	1,426	3,491	555	3,189	507	474	75	2,179	346	—	—	—	—	—	—	—	—	18,310	2,909
Other services	7,727	1,228	3,603	572	2,065	328	1,662	264	1,374	218	628	100	942	150	5,609	891	(4,207)	(668)	19,403	3,083
	1,115,665	177,262	572,561	90,970	416,332	66,149	275,256	43,733	455,504	72,372	76,648	12,178	118,988	18,906	9,471	1,504	(4,207)	(668)	3,036,218	482,406
Cost of goods sold
Sales of automobiles	(892,696)	(141,835)	(493,049)	(78,338)	(359,337)	(57,093)	(236,427)	(37,564)	(405,274)	(64,392)	(51,213)	(8,137)	(102,248)	(16,246)	(4,631)	(734)	4,207	668	(2,540,668)	(403,671)
Automobile repair and maintenance services	(58,044)	(9,222)	(25,903)	(4,116)	(23,585)	(3,747)	(16,496)	(2,621)	(13,304)	(2,114)	(12,963)	(2,060)	(9,700)	(1,541)	(1,761)	(279)	—	—	(161,756)	(25,700)
Sales of leased automobiles	(8,348)	(1,326)	(3,293)	(523)	(3,156)	(502)	(466)	(74)	(2,067)	(328)	—	—	—	—	—	—	—	—	(17,330)	(2,753)
Other services	(2)	—	(340)	(54)	(61)	(10)	(72)	(11)	(40)	(6)	(24)	(4)	—	—	(2,263)	(360)	—	—	(2,802)	(445)
	(959,090)	(152,383)	(522,585)	(83,031)	(386,139)	(61,352)	(253,461)	(40,270)	(420,685)	(66,840)	(64,200)	(10,201)	(111,948)	(17,787)	(8,655)	(1,373)	4,207	668	(2,722,556)	(432,569)
Selling, marketing and distribution expenses	(29,415)	(4,674)	(13,223)	(2,101)	(12,897)	(2,049)	(11,361)	(1,805)	(13,513)	(2,147)	(6,567)	(1,043)	(1,883)	(299)	(2,579)	(410)	—	—	(91,438)	(14,528)
General and administrative expenses	(8,883)	(1,411)	(5,559)	(883)	(5,310)	(844)	(5,100)	(810)	(7,117)	(1,131)	(2,431)	(386)	(4,040)	(642)	(17,320)	(2,752)	—	—	(55,760)	(8,859)
Interest income	759	121	790	126	178	28	946	150	386	61	78	12	16	3	29	5	—	—	3,182	506
Interest expenses	(24,863)	(3,950)	(14,529)	(2,308)	(7,983)	(1,268)	(7,991)	(1,270)	(2,593)	(412)	(1,275)	(203)	(2,231)	(354)	(95)	(16)	—	—	(61,560)	(9,781)
Exchange loss	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(9,100)	(1,446)	—	—	(9,100)	(1,446)
Other income, net	771	122	123	20	52	8	213	34	18	3	(4)	(1)	37	6	197	32	—	—	1,407	224
Income tax expenses	(25,160)	(3,998)	(5,874)	(933)	(2,572)	(409)	(134)	(21)	(3,436)	(546)	(648)	(103)	298	47	4,235	674	—	—	(33,291)	(5,289)
Income from continuing operations	69,784	11,089	11,704	1,860	1,661	263	(1,632)	(259)	8,564	1,360	1,601	253	(763)	(120)	(23,817)	(3,782)	—	—	67,102	10,664
Total assets	685,052	108,844	466,921	74,186	347,255	55,173	273,563	43,465	185,776	29,517	38,215	6,072	149,122	23,693	958,532	152,295	(540,560)	(85,887)	2,563,876	407,358
Total liabilities	(507,737)	(80,671)	(269,846)	(42,874)	(275,617)	(43,791)	(209,060)	(33,216)	(147,431)	(23,424)	(24,657)	(3,918)	(134,841)	(21,424)	(134,423)	(21,358)	(34,173)	(5,430)	(1,737,785)	(276,106)
Capital expenditures	74,269	11,800	110,258	17,518	3,321	528	3,046	484	10,150	1,613	1,429	227	100	28	3,197	508	—	—	205,770	32,706
Depreciation and amortization expenses	6,970	1,108	3,161	502	3,010	478	1,446	230	1,943	309	595	95	1,208	192	29	4	—	—	18,362	2,918
Goodwill	—	—	34,175	5,430	9,620	1,528	15,735	2,500	—	—	—	—	14,104	2,241	—	—	—	—	73,634	11,699